Shareholders’ Equity (Details) - Schedule of Common Stock Issued and Outstanding - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity (Details) - Schedule of Common Stock Issued and Outstanding [Line Items]
Number of common shares	386,062,724	384,912,380
Amount of common shares	$ 768,523	$ 768,357
Class A Common Stock [Member]
Shareholders’ Equity (Details) - Schedule of Common Stock Issued and Outstanding [Line Items]
Number of common shares	114,926,700	111,467,763
Amount of common shares	$ 741,410	$ 741,013
Class C Common Stock [Member]
Shareholders’ Equity (Details) - Schedule of Common Stock Issued and Outstanding [Line Items]
Number of common shares	165,353,621	167,662,214
Amount of common shares	$ 16,535	$ 16,766
Class D Common Stock [Member]
Shareholders’ Equity (Details) - Schedule of Common Stock Issued and Outstanding [Line Items]
Number of common shares	105,782,403	105,782,403
Amount of common shares	$ 10,578	$ 10,578